Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The carrying value and fair value of financial instruments by each category as of March 31, 2023 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,845,233	-	-	4,845,233	4,845,233
Other assets	10	850,261	-	-	850,261	850,261
Trade receivables	13	11,345,542	-	-	11,345,542	11,345,542
Derivative financial instruments	13	-	25,263	-	25,263	25,263
Other investments	15	372,000	-	671,020	1,044,020	1,044,020
Liabilities
Bank overdraft	8	951,466	-	-	951,466	951,466
Lease liabilities	7	2,451,179	-	-	2,451,179	2,451,179
Other liabilities	18	19,877	-	-	19,877	19,877
Borrowings from banks	19	14,982,750	-	-	14,982,750	14,982,750
Borrowings from others	19	2,045,239	-	-	2,045,239	2,045,239
Trade and other payables	20	11,267,576	-	-	11,267,576	11,267,576
Derivative financial liabilities	20	-	-	-
Other financial liabilities		2,059,524	-	-	2,059,524	2,059,524
6% Compulsory Convertible Debentures		2,000,000	-	-	2,000,000	2,000,000
9% Cumulative Non-convertible preference shares		500,000	-	-	500,000	500,000

The carrying value and fair value of financial instruments by each category as of March 31, 2022 were as
follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,574,013	-	-	4,574,013	4,574,013
Other assets	10	447,940	-	-	447,940	447,940
Trade receivables	13	10,784,668	-	-	10,784,668	10,784,668
Other receivables	13	29,869	-	-	29,869	29,869
Other investments	15	474,340	-	1,710	476,050	476,050
Liabilities
Bank overdraft	8	371,995	-	-	371,995	371,995
Lease liabilities	7	2,207,403	-	-	2,207,403	2,207,403
Other liabilities	18	60,742	-	-	60,742	60,742
Borrowings from banks	19	7,379,680	-	-	7,379,680	7,379,680
Borrowings from others	19	5,000,511	-	-	5,000,511	5,000,511
Trade and other payables	20	10,510,409	-	-	10,510,409	10,510,409
Derivative financial liabilities	20	-	-	-
6% Compulsory Convertible Debentures		2,000,000	-	-	2,000,000	2,000,000
9% Cumulative Non-convertible preference shares		500,000	-	-	500,000	500,000

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2023 and 2022 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2023	March 31, 202 2
Cash and cash equivalents	1,194,786	4,304,700
Trade receivables	4,078,466	10,991,295
	5,273,252	15,295,995

Disclosure of effect of changes in foreign exchange rates [text block]	The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2023 and 2022

As of
	March 31, 20 23	March 31, 2022
Forward contracts
In U.S. Dollars (Sell)	-	-
In U.S. Dollars (Buy)	-	-

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 202 3	March 31, 20 22
Buy:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	-	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

Disclosure of outstanding swap contract [text block]	The swap contracts outstanding balances as on March 31, 2023 and March 31, 2022 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	102,900	USD 1,400	-
Tranche 2 (Undrawn)	154,350	USD 2,100	-
Total	257,300	USD 3,500	-

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	132,300	USD 1,800	-
Tranche 2 (Undrawn)	198,450	USD 2,700	-
Total	330,750	USD 4,500	-

Maturity analysis for derivative financial instruments explanatory [text block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

Particulars	As at		As at
	'March 31, 2023		'March 31, 2022
	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	1,000	73,500	1,000	73,500
One to two years	1,000	73,500	1,000	73,500
Two to three years	1,000	73,500	1,000	73,500
Three to four years	500	36,800	1,000	73,500
Four to five years	-	-	500	36,800
More than five years	-	-	-	-
Total cash flows	3,500	257,300	4,500	330,750

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 202 3		March 31, 2022
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)

Less than 1 year	279	20,507	367	26,999
One to two years	189	13,916	279	20,507
Two to three years	101	7,375	189	13,916
Three to four years	*	1,237	101	7,375
Four to five years	-	-	*	1,236
More than five years	-	-	-	-
Total cash flows	569	43,035	936	70,033

* Amount below rounding off norm adopted by the Group

Disclosure of detailed information about fair value measurement [text Block]
The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2023			Fair value as of March 31, 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	25,263	-	-	16,879

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss
	Year ended
	March 31, 2023	March 31, 202 2	March 31, 2021
Financial assets at amortised cost
Interest income on bank deposits	82,675	45,060	56,134
Interest income from other financial assets	55,511	28,517	26,700
Impairment loss of trade receivables	(371,890)	(433,723)	(755,495)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	(25,263)	(16,879)	8,079

Financial liabilities at amortised cost
Interest expenses on lease obligations	(191,911)	(185,092)	(178,300)
Interest expenses on borrowings from banks, others and overdrafts	(1,313,494)	(805,170)	(714,121)